Significant accounting judgements estimates and assumptions - Schedule of sensitivity analysis for CGU's with respect to change in assumptions (Detail) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Discount rate [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Increase In Value Of CGU	[1]	$ 136				$ 98
Discount rate [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use		10.00%		10.00%		10.00%
Increase In Value Of CGU		$ 2,559				$ 98
Expected prices of crude oil, natural gas and LPG [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Decrease In Value Of CGU		$ 349	[1]	$ 41,816	[2]	$ 31,773	[1]
Expected prices of crude oil, natural gas and LPG [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use		10.00%		10.00%		10.00%
Decrease In Value Of CGU		$ 13,402

[1]	Related to the non-operating concessions of conventional oil and gas exploration and production CGU.
[2]	Related to the operated concessions of conventional oil and gas exploration and production CGU.